Goodwill - Key Assumptions for Value-in-Use Calculations (Details)	Dec. 31, 2025	Dec. 31, 2024
Long-term growth rate
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	2.40%
Florida business segment | Five-year compound annual growth rate - sales volumes
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	5.90%	6.40%
Florida business segment | Five-year compound annual growth rate - selling prices
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	1.90%	1.70%
Florida business segment | Long-term growth rate
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	2.40%	2.40%
Mid-Atlantic business segment | Five-year compound annual growth rate - sales volumes
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	5.00%	5.20%
Mid-Atlantic business segment | Five-year compound annual growth rate - selling prices
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	2.70%	2.80%
Mid-Atlantic business segment | Long-term growth rate
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	2.40%	2.40%